UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766
Name of Registrant: VANGUARD WELLESLEY INCOME FUND
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2017
Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)
As of December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.6%)
U.S. Government Securities (9.1%)
	United States Treasury Note/Bond	0.875%	3/31/18	217,000	216,694
	United States Treasury Note/Bond	0.750%	4/30/18	45,000	44,901
	United States Treasury Note/Bond	0.750%	8/31/18	38,000	37,769
	United States Treasury Note/Bond	1.375%	9/30/18	555,270	553,793
	United States Treasury Note/Bond	1.250%	8/31/19	745,000	737,431
	United States Treasury Note/Bond	1.750%	9/30/19	665,000	663,544
	United States Treasury Note/Bond	1.375%	2/15/20	117,425	116,140
	United States Treasury Note/Bond	1.625%	6/30/20	258,195	256,300
	United States Treasury Note/Bond	1.250%	3/31/21	162,000	158,000
	United States Treasury Note/Bond	2.000%	2/15/25	230,870	225,639
	United States Treasury Note/Bond	2.000%	8/15/25	109,605	106,797
	United States Treasury Note/Bond	1.625%	2/15/26	16,890	15,945
	United States Treasury Note/Bond	2.250%	11/15/27	560,800	552,736
	United States Treasury Note/Bond	2.875%	5/15/43	203,565	209,100
	United States Treasury Note/Bond	3.625%	2/15/44	99,150	115,866
	United States Treasury Note/Bond	3.375%	5/15/44	322,125	361,083
	United States Treasury Note/Bond	2.500%	2/15/46	54,875	52,217
	United States Treasury Note/Bond	2.250%	8/15/46	27,390	24,698
	United States Treasury Note/Bond	2.875%	11/15/46	27,995	28,712
	United States Treasury Note/Bond	3.000%	2/15/47	136,025	142,996
	United States Treasury Note/Bond	3.000%	5/15/47	3,400	3,574
1	United States Treasury Note/Bond	2.750%	8/15/47	279,980	280,243
	United States Treasury Note/Bond	2.750%	11/15/47	109,410	109,547
	United States Treasury Strip Principal	0.000%	8/15/47	249,325	108,845
					5,122,570
Agency Notes (0.0%)
2	Tennessee Valley Authority	4.625%	9/15/60	19,800	24,906
					24,906
Conventional Mortgage-Backed Securities (0.2%)
3,4 Fannie Mae Pool		2.500%	8/1/27–10/1/28	6,260	6,277
3,4 Fannie Mae Pool		3.000%	10/1/46	92,220	92,259
3,4 Freddie Mac Gold Pool		4.000%	7/1/33	5	5
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	42	48
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	3,289	3,587
					102,176
Nonconventional Mortgage-Backed Securities (0.3%)
3,4 Fannie Mae REMICS		3.500%	4/25/31	6,910	7,139
3,4 Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	13,815
3,4 Freddie Mac REMICS		3.000%	5/15/46	43,895	44,390
3,4 Freddie Mac REMICS		3.500%	3/15/31	4,095	4,234
3,4 Freddie Mac REMICS		4.000%	12/15/30–4/15/31	76,134	80,555
					150,133
Total U.S. Government and Agency Obligations (Cost $5,340,722)					5,399,785
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
5	American Tower Trust I	1.551%	3/15/18	13,530	13,514
5	American Tower Trust I	3.070%	3/15/23	32,900	33,029

3,5,6Apidos CLO XVII		2.663%	4/17/26	39,775	39,931
3,5,6Ares XXIX CLO Ltd.		2.543%	4/17/26	39,555	39,738
3,5,6Atlas Senior Loan Fund VI Ltd.		2.609%	10/15/26	12,360	12,400
3,5,6Avery Point IV CLO Ltd.		2.467%	4/25/26	36,540	36,596
3,5,6Babson CLO Ltd. 2014-I		2.513%	7/20/25	4,555	4,577
5	Bank of Montreal	2.500%	1/11/22	122,300	122,117
3,5,6BlueMountain CLO 2014-1 Ltd.		2.638%	4/30/26	23,460	23,620
3,5,6Cent CLO 20 Ltd.		2.467%	1/25/26	39,880	39,995
3,5,6Cent CLO 21 Ltd.		2.584%	7/27/26	13,120	13,177
3,5,6Cent CLO 22 Ltd.		2.802%	11/7/26	29,995	30,051
3,5,6CIFC Funding 2014 Ltd.		2.404%	4/18/25	38,255	38,347
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,283
5	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,204
3,5,6Dryden 31 Senior Loan Fund		2.434%	4/18/26	37,555	37,681
3,5	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	7,588	7,585
3,5	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,212
*,3	LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41	10,484	10,500
3,5,6Limerock CLO II Ltd.		2.654%	4/18/26	43,000	43,175
3,5,6Madison Park Funding XII Ltd.		2.623%	7/20/26	29,853	30,040
3,5,6Madison Park Funding XIII Ltd.		2.467%	1/19/25	24,645	24,738
5	National Australia Bank Ltd.	2.400%	12/7/21	75,600	75,137
3,5	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	24,265
3,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	27,630	27,592
3,5	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	12,215	12,411
3,5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	23,305	23,606
3,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	12,784	12,667
3	Santander Drive Auto Receivables Trust 2014-
	2	2.330%	11/15/19	3,005	3,008
5	SBA Tower Trust	2.898%	10/8/19	37,250	37,353
3,5,6Seneca Park CLO Ltd. 2014-1		2.473%	7/17/26	21,705	21,723
*,3,5 SFAVE Commercial Mortgage Securities Trust
	2015-5AVE	4.144%	1/5/43	22,000	22,449
3,5,6Shackleton 2014-VI CLO		2.513%	7/17/26	20,935	21,018
3,5	Springleaf Funding Trust	3.160%	11/15/24	43,060	43,218
3,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,633
3,5,6Symphony CLO XIV Ltd.		2.639%	7/14/26	36,945	37,055
3,5,6Thacher Park CLO Ltd.		2.523%	10/20/26	16,115	16,181
5	Toronto-Dominion Bank	2.500%	1/18/22	77,500	77,249
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	6,970
3	Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	495	495
3,5,6Voya CLO 2014-1 Ltd.		2.684%	4/18/26	16,960	17,034
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,148,233)					1,150,574
Corporate Bonds (41.1%)
Finance (16.4%)
	Banking (13.1%)
	American Express Credit Corp.	2.250%	8/15/19	24,000	24,014
	American Express Credit Corp.	2.700%	3/3/22	83,055	83,332
	Banco Santander SA	3.125%	2/23/23	30,800	30,612
	Bank of America Corp.	6.875%	4/25/18	32,000	32,478
	Bank of America Corp.	5.650%	5/1/18	60,090	60,807
	Bank of America Corp.	3.300%	1/11/23	18,875	19,312
3	Bank of America Corp.	2.816%	7/21/23	60,600	60,481
	Bank of America Corp.	4.100%	7/24/23	47,670	50,581
3,5 Bank of America Corp.		3.004%	12/20/23	42,652	42,679
	Bank of America Corp.	4.125%	1/22/24	7,500	7,962
	Bank of America Corp.	4.000%	1/22/25	26,225	27,280

3	Bank of America Corp.	3.593%	7/21/28	37,995	38,451
3,5 Bank of America Corp.		3.419%	12/20/28	48,603	48,499
	Bank of America Corp.	6.110%	1/29/37	30,000	38,177
	Bank of America Corp.	5.875%	2/7/42	8,770	11,517
	Bank of America Corp.	5.000%	1/21/44	24,180	29,199
	Bank of Montreal	2.375%	1/25/19	29,000	29,043
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	51,532
	Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,631
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	31,664
6	Bank of New York Mellon Corp.	2.428%	10/30/23	43,060	44,213
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,631
	Bank of Nova Scotia	2.450%	3/22/21	39,905	39,825
	Bank of Nova Scotia	2.800%	7/21/21	58,100	58,561
5	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	44,350	44,345
	Bank One Corp.	7.750%	7/15/25	25,000	31,277
5	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	38,012
	Barclays Bank plc	5.140%	10/14/20	7,935	8,382
	Barclays plc	3.684%	1/10/23	42,915	43,523
	BB&T Corp.	5.250%	11/1/19	19,000	19,954
	Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	14,919
	BNP Paribas SA	2.400%	12/12/18	11,000	11,029
5	BNP Paribas SA	2.950%	5/23/22	23,100	23,161
	BNP Paribas SA	3.250%	3/3/23	6,750	6,871
5	BNP Paribas SA	3.800%	1/10/24	76,490	79,008
5	BNP Paribas SA	3.500%	11/16/27	82,370	81,929
	BPCE SA	2.500%	12/10/18	15,570	15,608
	BPCE SA	2.500%	7/15/19	42,100	42,256
5	BPCE SA	3.000%	5/22/22	9,620	9,610
	BPCE SA	4.000%	4/15/24	25,885	27,350
5	BPCE SA	5.150%	7/21/24	37,185	40,240
5	BPCE SA	3.500%	10/23/27	64,900	63,920
	Branch Banking & Trust Co.	2.625%	1/15/22	61,500	61,622
6	Canadian Imperial Bank of Commerce	2.320%	6/16/22	57,790	58,001
	Capital One Financial Corp.	4.750%	7/15/21	36,165	38,582
	Capital One Financial Corp.	3.750%	4/24/24	60,945	62,600
	Capital One Financial Corp.	3.200%	2/5/25	12,500	12,355
	Capital One Financial Corp.	4.200%	10/29/25	9,715	9,990
	Citigroup Inc.	1.750%	5/1/18	13,000	12,989
	Citigroup Inc.	2.500%	9/26/18	31,000	31,028
	Citigroup Inc.	2.550%	4/8/19	30,000	30,098
	Citigroup Inc.	2.500%	7/29/19	29,565	29,631
	Citigroup Inc.	2.400%	2/18/20	87,550	87,371
	Citigroup Inc.	4.500%	1/14/22	30,140	32,065
	Citigroup Inc.	4.125%	7/25/28	45,085	46,490
3	Citigroup Inc.	3.520%	10/27/28	72,260	72,478
	Citigroup Inc.	6.625%	6/15/32	9,000	11,454
	Citigroup Inc.	8.125%	7/15/39	1,883	3,003
	Citigroup Inc.	5.875%	1/30/42	7,460	9,726
	Citigroup Inc.	5.300%	5/6/44	12,142	14,332
	Compass Bank	2.750%	9/29/19	12,250	12,286
	Cooperatieve Rabobank UA	2.250%	1/14/19	44,660	44,727
5	Credit Agricole SA	2.500%	4/15/19	45,420	45,543
5	Credit Agricole SA	3.250%	10/4/24	30,590	30,343
	Credit Suisse AG	1.750%	1/29/18	25,940	25,934
	Credit Suisse AG	2.300%	5/28/19	18,975	19,008
	Credit Suisse AG	5.300%	8/13/19	9,000	9,421
	Credit Suisse AG	3.000%	10/29/21	53,710	54,286

Credit Suisse AG	3.625%	9/9/24	3,955	4,083
5 Credit Suisse Group AG	3.574%	1/9/23	40,835	41,453
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	25,284
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	47,063
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	58,438
5 Danske Bank A/S	2.000%	9/8/21	41,970	41,041
Deutsche Bank AG	1.875%	2/13/18	8,730	8,728
Deutsche Bank AG	2.500%	2/13/19	12,005	11,993
Deutsche Bank AG	2.700%	7/13/20	24,575	24,457
Deutsche Bank AG	4.250%	10/14/21	45,940	47,619
5 DNB Bank ASA	2.375%	6/2/21	42,450	42,147
Fifth Third Bank	2.875%	10/1/21	8,780	8,848
Fifth Third Bank	3.850%	3/15/26	29,295	30,235
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	24,227
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	55,250
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	21,978
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	25,754
Goldman Sachs Group Inc.	2.600%	4/23/20	11,900	11,913
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	25,643
Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,182
Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,256
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	76,054
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	74,197
3 Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	65,242
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,935
Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,868
3 Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	43,914
Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,539
Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	48,128
Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	37,430
3 Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	14,729
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	25,481
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	47,815
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	22,540
Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	18,107
5 HSBC Bank plc	4.750%	1/19/21	42,960	45,653
HSBC Bank USA NA	5.875%	11/1/34	21,000	27,066
HSBC Holdings plc	3.400%	3/8/21	50,000	51,066
HSBC Holdings plc	4.000%	3/30/22	10,870	11,364
3 HSBC Holdings plc	3.262%	3/13/23	25,625	25,951
HSBC Holdings plc	3.600%	5/25/23	56,130	57,753
HSBC Holdings plc	3.900%	5/25/26	7,915	8,187
3 HSBC Holdings plc	4.041%	3/13/28	27,520	28,646
HSBC Holdings plc	7.625%	5/17/32	15,800	21,481
HSBC Holdings plc	6.500%	5/2/36	22,000	28,744
HSBC Holdings plc	6.100%	1/14/42	43,680	59,982
HSBC Holdings plc	5.250%	3/14/44	5,795	6,813
HSBC USA Inc.	1.625%	1/16/18	35,910	35,904
HSBC USA Inc.	2.350%	3/5/20	58,195	58,171
HSBC USA Inc.	3.500%	6/23/24	18,355	18,832
Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,373
Huntington National Bank	1.700%	2/26/18	15,000	14,997
Huntington National Bank	2.200%	4/1/19	17,850	17,838
Huntington National Bank	2.400%	4/1/20	36,530	36,467
5 ING Bank NV	1.800%	3/16/18	51,425	51,412
ING Groep NV	3.150%	3/29/22	13,170	13,287
ING Groep NV	3.950%	3/29/27	33,605	35,019

JPMorgan Chase & Co.	6.300%	4/23/19	68,310	71,916
JPMorgan Chase & Co.	2.550%	3/1/21	26,000	26,029
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,908
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	35,244
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,492
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,830
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	36,978
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,725
JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,071
JPMorgan Chase & Co.	3.300%	4/1/26	26,730	26,836
JPMorgan Chase & Co.	2.950%	10/1/26	75,000	73,645
JPMorgan Chase & Co.	4.125%	12/15/26	24,400	25,727
JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,833
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	89,673
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	20,375
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	16,757
JPMorgan Chase & Co.	4.950%	6/1/45	12,000	13,788
3 JPMorgan Chase & Co.	3.964%	11/15/48	160,000	165,083
KeyBank NA	2.350%	3/8/19	30,000	30,047
5 Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,171
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,475
Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,952
Morgan Stanley	1.875%	1/5/18	9,470	9,470
Morgan Stanley	6.625%	4/1/18	25,000	25,269
Morgan Stanley	2.125%	4/25/18	104,400	104,449
Morgan Stanley	2.500%	1/24/19	43,200	43,374
Morgan Stanley	7.300%	5/13/19	53,955	57,522
Morgan Stanley	2.375%	7/23/19	35,000	35,011
Morgan Stanley	5.500%	7/24/20	15,000	16,074
Morgan Stanley	5.750%	1/25/21	13,900	15,136
Morgan Stanley	2.500%	4/21/21	30,630	30,541
Morgan Stanley	2.625%	11/17/21	30,200	30,026
Morgan Stanley	2.750%	5/19/22	63,830	63,458
Morgan Stanley	3.750%	2/25/23	23,000	23,847
Morgan Stanley	3.875%	4/29/24	22,050	23,005
Morgan Stanley	4.000%	7/23/25	20,805	21,709
Morgan Stanley	3.125%	7/27/26	36,950	36,458
Morgan Stanley	4.350%	9/8/26	15,000	15,712
Morgan Stanley	3.625%	1/20/27	31,000	31,625
Morgan Stanley	7.250%	4/1/32	51,100	70,320
Morgan Stanley	4.300%	1/27/45	24,705	26,497
5 Nationwide Building Society	2.350%	1/21/20	22,720	22,693
5 NBK SPC Ltd.	2.750%	5/30/22	56,875	55,956
Northern Trust Corp.	3.450%	11/4/20	10,285	10,571
PNC Bank NA	3.300%	10/30/24	14,645	14,952
PNC Bank NA	2.950%	2/23/25	34,775	34,543
PNC Bank NA	3.100%	10/25/27	42,485	42,325
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	42,019
Royal Bank of Canada	2.500%	1/19/21	24,750	24,790
Royal Bank of Canada	2.750%	2/1/22	44,630	45,051
Santander Holdings USA Inc.	2.700%	5/24/19	28,100	28,140
Santander Holdings USA Inc.	2.650%	4/17/20	19,225	19,178
5 Santander Holdings USA Inc.	3.700%	3/28/22	28,405	28,732
5 Santander Holdings USA Inc.	3.400%	1/18/23	26,105	26,003
Santander UK plc	2.500%	3/14/19	79,400	79,620
5 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,971
5 Societe Generale SA	3.250%	1/12/22	55,070	55,495

3 State Street Corp.	2.653%	5/15/23	31,280	31,229
SunTrust Bank	3.300%	5/15/26	11,955	11,813
SunTrust Banks Inc.	2.900%	3/3/21	34,300	34,504
Svenska Handelsbanken AB	1.875%	9/7/21	37,750	36,867
Synchrony Financial	2.600%	1/15/19	17,915	17,947
Synchrony Financial	3.000%	8/15/19	8,570	8,632
Synchrony Financial	2.700%	2/3/20	12,580	12,607
Toronto-Dominion Bank	2.500%	12/14/20	97,700	98,007
5 UBS AG	2.200%	6/8/20	27,590	27,422
5 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	37,036
5 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,346
5 UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	45,500
US Bancorp	2.625%	1/24/22	47,510	47,783
US Bancorp	3.700%	1/30/24	39,005	40,965
US Bancorp	2.375%	7/22/26	45,000	42,259
Wachovia Corp.	5.750%	2/1/18	9,500	9,528
Wachovia Corp.	6.605%	10/1/25	15,000	17,827
Wells Fargo & Co.	2.150%	1/30/20	38,370	38,286
Wells Fargo & Co.	3.000%	1/22/21	27,580	27,940
Wells Fargo & Co.	4.600%	4/1/21	40,000	42,521
Wells Fargo & Co.	3.500%	3/8/22	54,840	56,557
Wells Fargo & Co.	3.069%	1/24/23	10,465	10,539
Wells Fargo & Co.	3.450%	2/13/23	39,400	40,155
Wells Fargo & Co.	4.480%	1/16/24	34,444	37,014
Wells Fargo & Co.	3.000%	2/19/25	28,660	28,361
Wells Fargo & Co.	3.550%	9/29/25	27,170	27,827
Wells Fargo & Co.	3.000%	4/22/26	36,830	36,152
Wells Fargo & Co.	4.100%	6/3/26	45,700	47,974
Wells Fargo & Co.	3.000%	10/23/26	6,435	6,272
Wells Fargo & Co.	5.606%	1/15/44	28,551	35,206
Wells Fargo & Co.	4.650%	11/4/44	20,735	22,596
Wells Fargo & Co.	4.900%	11/17/45	16,060	18,167
Wells Fargo & Co.	4.400%	6/14/46	36,200	38,295
Wells Fargo & Co.	4.750%	12/7/46	38,790	43,141

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,024
Charles Schwab Corp.	3.200%	3/2/27	19,790	19,890

Finance Companies (0.6%)
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	58,112	57,876
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	59,548	60,488
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	209,754	226,925

Insurance (2.4%)
Aetna Inc.	2.800%	6/15/23	32,080	31,498
5 AIG Global Funding	2.700%	12/15/21	41,815	41,776
Anthem Inc.	2.300%	7/15/18	12,045	12,046
Anthem Inc.	3.700%	8/15/21	25,635	26,419
Anthem Inc.	3.125%	5/15/22	30,450	30,735
Anthem Inc.	3.300%	1/15/23	20,000	20,302
Anthem Inc.	4.650%	8/15/44	14,857	16,533
Anthem Inc.	4.375%	12/1/47	15,905	16,928
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	32,422

Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	36,290
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	23,850
Chubb INA Holdings Inc.	5.900%	6/15/19	15,000	15,809
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,224
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,887
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,518
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	27,811
Cigna Corp.	3.250%	4/15/25	30,765	30,558
CNA Financial Corp.	3.950%	5/15/24	4,335	4,505
5 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,698
5 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,608
5 Jackson National Life Global Funding	3.250%	1/30/24	48,955	49,223
5 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,426
5 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	27,990
Loews Corp.	2.625%	5/15/23	14,100	13,919
5 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,065
5 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,064
5 MassMutual Global Funding II	2.000%	4/15/21	42,188	41,520
MetLife Inc.	3.600%	4/10/24	28,000	29,288
MetLife Inc.	4.125%	8/13/42	5,300	5,580
MetLife Inc.	4.875%	11/13/43	17,500	20,506
5 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,548
5 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,323
5 Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	13,991
5 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	30,798
5 Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	42,587
5 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,116
5 New York Life Global Funding	2.900%	1/17/24	58,670	58,864
5 New York Life Insurance Co.	5.875%	5/15/33	44,785	57,632
5 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	24,424
Prudential Financial Inc.	4.500%	11/15/20	24,055	25,358
5 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	11,990	13,765
5 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,865	45,364
Travelers Cos. Inc.	5.800%	5/15/18	8,690	8,812
Travelers Cos. Inc.	5.900%	6/2/19	9,400	9,876
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	22,105
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,034
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,368
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,098
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,287
UnitedHealth Group Inc.	4.625%	7/15/35	31,295	36,088
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	28,378
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	40,991
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	33,569
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	22,493

Other Finance (0.1%)
5 LeasePlan Corp. NV	2.875%	1/22/19	30,515	30,520

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,796
Boston Properties LP	3.125%	9/1/23	13,520	13,632
Boston Properties LP	3.800%	2/1/24	1,780	1,845
Realty Income Corp.	5.750%	1/15/21	8,675	9,402
Simon Property Group LP	4.375%	3/1/21	22,000	23,242

Simon Property Group LP	4.125%	12/1/21	12,946	13,649
Simon Property Group LP	3.750%	2/1/24	6,645	6,922
Simon Property Group LP	3.375%	10/1/24	20,470	20,917
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	17,823
				9,204,005
Industrial (20.3%)
Basic Industry (0.1%)
5 Air Liquide Finance SA	2.250%	9/27/23	21,000	20,435
5 Air Liquide Finance SA	2.500%	9/27/26	16,815	16,055
International Paper Co.	4.350%	8/15/48	31,295	32,689
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	17,687

Capital Goods (1.5%)
5 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,040
5 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	27,069
5 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	30,794
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,330
Caterpillar Inc.	3.900%	5/27/21	32,880	34,453
Caterpillar Inc.	2.600%	6/26/22	9,575	9,581
Caterpillar Inc.	3.400%	5/15/24	19,475	20,174
Caterpillar Inc.	5.200%	5/27/41	19,770	24,802
Caterpillar Inc.	3.803%	8/15/42	5,604	5,975
Deere & Co.	4.375%	10/16/19	13,090	13,585
Eaton Corp.	6.500%	6/1/25	10,000	11,712
General Dynamics Corp.	3.875%	7/15/21	9,950	10,412
General Electric Co.	5.300%	2/11/21	1,806	1,942
General Electric Co.	4.650%	10/17/21	18,610	19,940
General Electric Co.	3.150%	9/7/22	16,706	16,971
General Electric Co.	2.700%	10/9/22	14,000	13,972
General Electric Co.	3.100%	1/9/23	6,094	6,183
General Electric Co.	6.150%	8/7/37	13,205	17,546
General Electric Co.	5.875%	1/14/38	27,573	35,569
General Electric Co.	4.500%	3/11/44	8,725	9,665
Honeywell International Inc.	4.250%	3/1/21	29,484	31,185
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	44,718
John Deere Capital Corp.	2.800%	1/27/23	8,000	8,024
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,266
Johnson Controls International plc	5.000%	3/30/20	29,000	30,571
Johnson Controls International plc	3.750%	12/1/21	25,000	25,841
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,433
Lockheed Martin Corp.	2.900%	3/1/25	26,840	26,711
Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,509
Lockheed Martin Corp.	4.700%	5/15/46	16,650	19,353
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,913
Raytheon Co.	3.125%	10/15/20	10,000	10,229
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,379
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	63,023
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	45,622
United Technologies Corp.	4.500%	4/15/20	24,170	25,346
United Technologies Corp.	3.100%	6/1/22	10,095	10,281
United Technologies Corp.	4.500%	6/1/42	38,885	42,967

Communication (2.7%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	4,921
21st Century Fox America Inc.	6.200%	12/15/34	11,000	14,175
America Movil SAB de CV	3.125%	7/16/22	66,820	67,526

America Movil SAB de CV	6.125%	3/30/40	10,010	12,737
American Tower Corp.	3.450%	9/15/21	23,985	24,457
American Tower Corp.	4.700%	3/15/22	2,905	3,114
American Tower Corp.	5.000%	2/15/24	23,881	26,065
AT&T Inc.	1.750%	1/15/18	21,060	21,059
AT&T Inc.	5.200%	3/15/20	10,125	10,702
AT&T Inc.	2.450%	6/30/20	17,525	17,509
AT&T Inc.	4.600%	2/15/21	4,900	5,159
AT&T Inc.	5.000%	3/1/21	10,000	10,706
AT&T Inc.	3.875%	8/15/21	20,000	20,710
5 AT&T Inc.	7.850%	1/15/22	23,898	27,968
AT&T Inc.	4.500%	3/9/48	14,742	13,809
CBS Corp.	4.300%	2/15/21	22,710	23,723
Comcast Corp.	3.000%	2/1/24	51,960	52,350
Comcast Corp.	3.600%	3/1/24	60,515	62,942
Comcast Corp.	3.375%	2/15/25	2,565	2,637
Comcast Corp.	3.150%	3/1/26	15,280	15,406
Comcast Corp.	2.350%	1/15/27	19,840	18,714
Comcast Corp.	4.250%	1/15/33	15,060	16,366
Comcast Corp.	4.200%	8/15/34	18,620	19,855
Comcast Corp.	4.400%	8/15/35	22,290	24,346
Comcast Corp.	4.650%	7/15/42	7,260	8,185
Comcast Corp.	4.500%	1/15/43	20,000	22,134
Comcast Corp.	4.750%	3/1/44	16,635	18,990
Comcast Corp.	4.600%	8/15/45	43,320	48,629
Comcast Corp.	3.969%	11/1/47	31,903	32,953
Comcast Corp.	4.049%	11/1/52	19,332	19,751
5 Cox Communications Inc.	4.800%	2/1/35	58,525	58,701
5 Cox Communications Inc.	6.450%	12/1/36	1,575	1,860
5 Cox Communications Inc.	4.600%	8/15/47	3,325	3,361
Discovery Communications LLC	5.625%	8/15/19	4,675	4,905
5 GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,540
5 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	47,127
5 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	83,890
NBCUniversal Media LLC	4.375%	4/1/21	26,000	27,514
Orange SA	9.000%	3/1/31	54,566	82,019
5 SBA Tower Trust	3.168%	4/11/22	49,780	49,578
5 Sky plc	2.625%	9/16/19	30,550	30,550
5 Sky plc	3.750%	9/16/24	42,911	44,600
Time Warner Cable LLC	8.750%	2/14/19	915	977
Time Warner Cable LLC	8.250%	4/1/19	11,944	12,765
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,907
Time Warner Inc.	4.750%	3/29/21	13,000	13,823
Verizon Communications Inc.	3.450%	3/15/21	15,585	16,040
Verizon Communications Inc.	3.500%	11/1/21	78,905	81,200
Verizon Communications Inc.	4.812%	3/15/39	67,074	70,155
Verizon Communications Inc.	4.750%	11/1/41	28,730	29,332
Verizon Communications Inc.	5.012%	4/15/49	79,842	83,711
Viacom Inc.	5.625%	9/15/19	10,000	10,466
Vodafone Group plc	5.450%	6/10/19	26,000	27,141
Walt Disney Co.	4.125%	6/1/44	18,320	19,711

Consumer Cyclical (2.8%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,493
Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,066
Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	47,320
Alibaba Group Holding Ltd.	3.400%	12/6/27	60,380	60,357

	Amazon.com Inc.	2.500%	11/29/22	31,600	31,578
5	Amazon.com Inc.	2.800%	8/22/24	26,740	26,652
	Amazon.com Inc.	4.800%	12/5/34	55,880	65,223
	Amazon.com Inc.	4.950%	12/5/44	17,920	21,704
5	Amazon.com Inc.	4.250%	8/22/57	52,165	56,795
5	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,335
	American Honda Finance Corp.	2.125%	10/10/18	29,535	29,566
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,155
	AutoZone Inc.	4.000%	11/15/20	25,000	25,919
	AutoZone Inc.	3.700%	4/15/22	12,752	13,116
	AutoZone Inc.	3.125%	7/15/23	22,000	22,112
5	BMW US Capital LLC	2.000%	4/11/21	19,815	19,522
5	BMW US Capital LLC	2.250%	9/15/23	93,000	90,368
5	BMW US Capital LLC	2.800%	4/11/26	5,395	5,264
	CVS Health Corp.	2.750%	12/1/22	20,000	19,670
	CVS Health Corp.	4.875%	7/20/35	18,205	20,070
	CVS Health Corp.	5.125%	7/20/45	42,460	48,748
3,5 CVS Pass-Through Trust		5.926%	1/10/34	13,912	15,880
5	Daimler Finance North America LLC	2.250%	7/31/19	58,255	58,292
5	Daimler Finance North America LLC	2.450%	5/18/20	2,260	2,258
5	Daimler Finance North America LLC	2.300%	2/12/21	34,630	34,350
5	Daimler Finance North America LLC	2.000%	7/6/21	60,000	58,697
5	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,401
5	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,033
	Ford Motor Co.	4.346%	12/8/26	11,945	12,449
	Ford Motor Credit Co. LLC	2.375%	3/12/19	56,800	56,800
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	24,167
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	60,392
	Home Depot Inc.	4.400%	4/1/21	12,300	13,034
	Home Depot Inc.	2.700%	4/1/23	24,715	24,902
	Home Depot Inc.	4.400%	3/15/45	22,390	25,340
5	Hyundai Capital America	2.550%	4/3/20	29,410	29,149
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	115,420
	Marriott International Inc.	2.300%	1/15/22	44,000	43,224
	McDonald's Corp.	3.500%	7/15/20	21,760	22,400
	McDonald's Corp.	2.625%	1/15/22	10,175	10,179
	McDonald's Corp.	3.250%	6/10/24	4,400	4,478
	McDonald's Corp.	4.875%	12/9/45	22,775	26,388
5	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,397
5	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,241
	Target Corp.	6.000%	1/15/18	16,500	16,523
	Target Corp.	2.900%	1/15/22	11,850	12,024
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,846
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,481
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	15,942
	Wal-Mart Stores Inc.	2.550%	4/11/23	44,450	44,592
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	71,835
	Wal-Mart Stores Inc.	4.750%	10/2/43	20,300	25,001
	Wal-Mart Stores Inc.	3.625%	12/15/47	14,950	15,682

	Consumer Noncyclical (6.6%)
	Allergan Funding SCS	3.000%	3/12/20	32,675	32,922
	Allergan Funding SCS	3.450%	3/15/22	23,785	24,143
	Allergan Funding SCS	3.800%	3/15/25	32,525	32,982
	Allergan Funding SCS	4.550%	3/15/35	9,515	10,024
	Allergan Funding SCS	4.850%	6/15/44	14,075	15,086
	Altria Group Inc.	4.750%	5/5/21	40,806	43,722

Altria Group Inc.	2.850%	8/9/22	11,835	11,899
Altria Group Inc.	4.500%	5/2/43	10,105	10,915
Amgen Inc.	3.625%	5/22/24	38,185	39,732
Amgen Inc.	5.150%	11/15/41	27,515	32,902
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,200	64,611
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	57,035	58,830
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	129,785	145,612
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	137,375	159,040
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	8,994
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	81,200	85,983
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	844
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,310	4,499
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,751
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,605
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	18,590
Ascension Health	3.945%	11/15/46	27,275	28,634
3 Ascension Health	4.847%	11/15/53	2,165	2,541
AstraZeneca plc	1.950%	9/18/19	12,435	12,351
AstraZeneca plc	2.375%	11/16/20	37,225	37,143
AstraZeneca plc	3.375%	11/16/25	27,755	28,159
5 BAT International Finance plc	2.750%	6/15/20	17,600	17,668
5 BAT International Finance plc	3.250%	6/7/22	50,880	51,477
5 BAT International Finance plc	3.500%	6/15/22	7,440	7,611
5 BAT International Finance plc	3.950%	6/15/25	15,000	15,574
5 Bayer US Finance LLC	2.375%	10/8/19	6,140	6,151
5 Bayer US Finance LLC	3.000%	10/8/21	38,730	39,088
Biogen Inc.	2.900%	9/15/20	17,465	17,710
Cardinal Health Inc.	2.400%	11/15/19	22,090	22,096
Cardinal Health Inc.	3.200%	3/15/23	11,650	11,658
Cardinal Health Inc.	3.079%	6/15/24	16,720	16,455
Cardinal Health Inc.	3.500%	11/15/24	20,020	20,160
Cardinal Health Inc.	4.500%	11/15/44	23,250	23,710
5 Cargill Inc.	4.760%	11/23/45	57,879	68,564
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	36,807	36,455
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	9,585	9,876
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	20,970	20,233
Celgene Corp.	2.250%	5/15/19	5,145	5,134
Celgene Corp.	3.550%	8/15/22	15,160	15,566
Celgene Corp.	3.625%	5/15/24	11,980	12,316
Celgene Corp.	5.000%	8/15/45	25,000	28,277
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,722
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	15,603
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	11,134	11,151
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	29,069
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,505
Constellation Brands Inc.	2.700%	5/9/22	2,400	2,387
5 Danone SA	2.589%	11/2/23	10,000	9,745
5 Danone SA	2.947%	11/2/26	40,000	38,750
Diageo Capital plc	2.625%	4/29/23	42,580	42,505
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,443
Dignity Health California GO	2.637%	11/1/19	4,480	4,476
Dignity Health California GO	3.812%	11/1/24	9,060	9,316
Eli Lilly & Co.	3.700%	3/1/45	20,040	20,761
5 EMD Finance LLC	2.400%	3/19/20	1,100	1,099
5 EMD Finance LLC	2.950%	3/19/22	19,640	19,729
Express Scripts Holding Co.	2.250%	6/15/19	14,030	14,009
5 Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,491

5 Forest Laboratories LLC	5.000%	12/15/21	23,725	25,348
General Mills Inc.	5.650%	2/15/19	6,850	7,108
* General Mills Inc.	6.390%	2/5/23	50,000	56,454
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,378
Gilead Sciences Inc.	2.500%	9/1/23	26,390	26,012
Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,361
Gilead Sciences Inc.	3.500%	2/1/25	28,575	29,453
Gilead Sciences Inc.	4.500%	2/1/45	55,782	61,807
Gilead Sciences Inc.	4.750%	3/1/46	13,200	15,172
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,993
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	19,468
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	52,217
5 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	60,787
Johnson & Johnson	6.730%	11/15/23	15,000	18,155
Johnson & Johnson	2.450%	3/1/26	78,000	75,883
Kaiser Foundation Hospitals	3.500%	4/1/22	19,815	20,394
Kaiser Foundation Hospitals	3.150%	5/1/27	18,190	18,198
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	15,032
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	25,568
Kraft Heinz Foods Co.	3.000%	6/1/26	31,320	30,133
Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	8,045
Kraft Heinz Foods Co.	4.375%	6/1/46	59,110	58,550
3 Mayo Clinic	4.128%	11/15/52	11,465	12,115
McKesson Corp.	2.700%	12/15/22	7,010	6,925
McKesson Corp.	2.850%	3/15/23	6,840	6,819
McKesson Corp.	3.796%	3/15/24	9,525	9,861
McKesson Corp.	4.883%	3/15/44	27,180	29,236
Medtronic Inc.	1.375%	4/1/18	16,225	16,210
Medtronic Inc.	2.500%	3/15/20	25,335	25,470
Medtronic Inc.	3.150%	3/15/22	61,030	62,516
Medtronic Inc.	3.625%	3/15/24	7,510	7,850
Medtronic Inc.	3.500%	3/15/25	62,791	65,244
Medtronic Inc.	4.375%	3/15/35	21,968	24,728
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	13,851
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	7,820	8,269
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	10,430	11,252
Merck & Co. Inc.	3.875%	1/15/21	30,000	31,318
Merck & Co. Inc.	2.350%	2/10/22	24,825	24,772
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,755
Merck & Co. Inc.	2.750%	2/10/25	38,000	37,818
Merck & Co. Inc.	4.150%	5/18/43	28,405	31,473
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	18,770
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,208
Molson Coors Brewing Co.	5.000%	5/1/42	5,710	6,502
New York & Presbyterian Hospital	4.024%	8/1/45	22,955	24,300
Novartis Capital Corp.	3.400%	5/6/24	13,425	13,958
Novartis Capital Corp.	4.400%	5/6/44	21,485	24,660
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,028
PepsiCo Inc.	3.125%	11/1/20	48,610	49,783
PepsiCo Inc.	2.375%	10/6/26	72,545	68,834
PepsiCo Inc.	4.000%	3/5/42	35,200	36,970
PepsiCo Inc.	3.450%	10/6/46	45,740	44,406
Pfizer Inc.	3.000%	6/15/23	25,440	25,961

Pfizer Inc.	3.000%	12/15/26	45,100	45,402
Philip Morris International Inc.	4.500%	3/26/20	25,000	26,161
Philip Morris International Inc.	1.875%	2/25/21	43,455	42,671
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,502
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,115
Philip Morris International Inc.	2.625%	3/6/23	23,000	22,769
Philip Morris International Inc.	4.500%	3/20/42	11,665	12,672
Philip Morris International Inc.	3.875%	8/21/42	22,785	22,647
Philip Morris International Inc.	4.875%	11/15/43	5,835	6,660
Philip Morris International Inc.	4.250%	11/10/44	15,000	15,809
3 Procter & Gamble - Esop	9.360%	1/1/21	9,319	10,328
Procter & Gamble Co.	5.550%	3/5/37	2,388	3,170
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	18,290	17,682
5 Roche Holdings Inc.	2.875%	9/29/21	26,150	26,521
5 Roche Holdings Inc.	2.375%	1/28/27	61,570	58,277
Sanofi	4.000%	3/29/21	36,275	38,171
5 Sigma Alimentos SA de CV	4.125%	5/2/26	24,660	24,885
SSM Health Care Corp.	3.823%	6/1/27	37,645	38,855
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,765	6,436
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	36,645	31,864
The Kroger Co.	3.300%	1/15/21	13,605	13,875
The Kroger Co.	3.850%	8/1/23	5,055	5,252
Unilever Capital Corp.	4.250%	2/10/21	78,185	82,412
Wyeth LLC	5.950%	4/1/37	15,000	20,130

Energy (2.5%)
5 BG Energy Capital plc	4.000%	10/15/21	17,070	17,891
BP Capital Markets plc	4.750%	3/10/19	18,140	18,701
BP Capital Markets plc	2.315%	2/13/20	3,760	3,770
BP Capital Markets plc	4.500%	10/1/20	28,000	29,583
BP Capital Markets plc	4.742%	3/11/21	10,000	10,703
BP Capital Markets plc	3.062%	3/17/22	35,770	36,503
BP Capital Markets plc	3.245%	5/6/22	10,000	10,269
BP Capital Markets plc	2.500%	11/6/22	8,000	7,948
BP Capital Markets plc	3.994%	9/26/23	13,130	13,944
BP Capital Markets plc	3.814%	2/10/24	38,000	39,985
BP Capital Markets plc	3.506%	3/17/25	41,710	43,164
Chevron Corp.	2.355%	12/5/22	6,000	5,953
Chevron Corp.	3.191%	6/24/23	69,750	71,501
ConocoPhillips	7.000%	3/30/29	11,500	14,581
ConocoPhillips Co.	4.200%	3/15/21	25,392	26,570
ConocoPhillips Co.	2.875%	11/15/21	8,136	8,197
ConocoPhillips Co.	3.350%	11/15/24	10,275	10,564
ConocoPhillips Co.	3.350%	5/15/25	23,095	23,680
ConocoPhillips Co.	4.950%	3/15/26	12,710	14,426
ConocoPhillips Co.	4.300%	11/15/44	48,640	53,028
Devon Energy Corp.	3.250%	5/15/22	15,905	16,181
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,251
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	10,000	11,085
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,530
EOG Resources Inc.	5.625%	6/1/19	16,285	17,022
Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,711
Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,776
Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,443
Exxon Mobil Corp.	4.114%	3/1/46	10,845	12,053

Halliburton Co.	3.500%	8/1/23	67,975	69,761
Noble Energy Inc.	4.150%	12/15/21	14,890	15,536
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	28,679
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	9,222
Occidental Petroleum Corp.	3.400%	4/15/26	33,675	34,545
Phillips 66	4.300%	4/1/22	30,000	31,684
5 Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	25,797
5 Schlumberger Investment SA	2.400%	8/1/22	20,765	20,517
Shell International Finance BV	4.375%	3/25/20	16,000	16,745
Shell International Finance BV	2.250%	11/10/20	49,900	49,860
Shell International Finance BV	3.250%	5/11/25	28,680	29,466
Shell International Finance BV	4.125%	5/11/35	40,575	44,385
Shell International Finance BV	5.500%	3/25/40	10,795	13,733
Shell International Finance BV	4.375%	5/11/45	95,725	107,599
Suncor Energy Inc.	3.600%	12/1/24	19,505	19,965
Suncor Energy Inc.	5.950%	12/1/34	13,000	16,307
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	26,973
Texaco Capital Inc.	8.625%	4/1/32	25,000	37,200
Total Capital International SA	2.700%	1/25/23	32,714	32,768
Total Capital International SA	3.750%	4/10/24	50,000	52,699
TransCanada PipeLines Ltd.	7.125%	1/15/19	4,800	5,041
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,991
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,988
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	65,099

Other Industrial (0.1%)
George Washington University District of
Columbia GO	3.545%	9/15/46	10,000	9,533
5 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	12,631
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	26,582

Technology (3.6%)
Apple Inc.	2.850%	5/6/21	34,300	34,865
Apple Inc.	2.850%	2/23/23	43,845	44,379
Apple Inc.	3.000%	2/9/24	22,750	23,010
Apple Inc.	3.450%	5/6/24	31,140	32,281
Apple Inc.	2.850%	5/11/24	45,635	45,781
Apple Inc.	2.750%	1/13/25	21,615	21,444
Apple Inc.	3.250%	2/23/26	38,220	39,003
Apple Inc.	2.450%	8/4/26	55,182	53,002
Apple Inc.	3.350%	2/9/27	56,435	57,796
Apple Inc.	3.200%	5/11/27	39,750	40,217
Apple Inc.	2.900%	9/12/27	83,420	82,137
Apple Inc.	3.850%	5/4/43	15,275	15,896
Apple Inc.	4.450%	5/6/44	4,035	4,568
Apple Inc.	3.850%	8/4/46	36,510	37,840
Applied Materials Inc.	3.300%	4/1/27	32,395	32,873
5 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	27,860	27,726
Cisco Systems Inc.	4.450%	1/15/20	25,000	26,128
Cisco Systems Inc.	2.200%	2/28/21	78,505	78,137
Cisco Systems Inc.	2.900%	3/4/21	10,700	10,877
Cisco Systems Inc.	2.500%	9/20/26	15,921	15,428
Intel Corp.	3.300%	10/1/21	10,000	10,348
Intel Corp.	2.875%	5/11/24	29,825	30,023
Intel Corp.	4.100%	5/19/46	47,755	52,171
International Business Machines Corp.	3.375%	8/1/23	61,300	63,317

International Business Machines Corp.	3.625%	2/12/24	22,800	23,804
International Business Machines Corp.	7.000%	10/30/25	25,000	32,038
Microsoft Corp.	3.000%	10/1/20	10,000	10,228
Microsoft Corp.	2.375%	2/12/22	19,865	20,067
Microsoft Corp.	3.625%	12/15/23	13,500	14,201
Microsoft Corp.	2.875%	2/6/24	61,625	62,349
Microsoft Corp.	2.700%	2/12/25	23,890	23,791
Microsoft Corp.	3.125%	11/3/25	26,300	26,814
Microsoft Corp.	2.400%	8/8/26	64,501	62,231
Microsoft Corp.	3.450%	8/8/36	53,965	55,585
Microsoft Corp.	4.100%	2/6/37	45,435	50,732
Microsoft Corp.	4.500%	10/1/40	18,210	21,257
Microsoft Corp.	4.450%	11/3/45	61,885	72,118
Microsoft Corp.	3.700%	8/8/46	50,485	52,637
Microsoft Corp.	4.250%	2/6/47	61,800	70,661
Oracle Corp.	5.000%	7/8/19	35,000	36,540
Oracle Corp.	1.900%	9/15/21	70,285	69,134
Oracle Corp.	2.500%	5/15/22	38,860	38,884
Oracle Corp.	2.400%	9/15/23	63,535	62,750
Oracle Corp.	2.950%	11/15/24	80,105	80,677
Oracle Corp.	2.950%	5/15/25	11,300	11,334
Oracle Corp.	3.250%	11/15/27	112,120	113,780
Oracle Corp.	4.000%	11/15/47	32,260	34,279
QUALCOMM Inc.	2.600%	1/30/23	26,140	25,452
QUALCOMM Inc.	2.900%	5/20/24	47,965	46,775

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,362
Burlington Northern Santa Fe LLC	3.250%	6/15/27	17,530	17,853
5 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,126
5 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,829
5 ERAC USA Finance LLC	3.300%	10/15/22	745	757
5 ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,054
5 ERAC USA Finance LLC	5.625%	3/15/42	31,000	36,550
FedEx Corp.	2.700%	4/15/23	15,810	15,691
FedEx Corp.	3.875%	8/1/42	4,505	4,422
FedEx Corp.	5.100%	1/15/44	26,055	30,140
FedEx Corp.	4.550%	4/1/46	14,460	15,893
Kansas City Southern	4.950%	8/15/45	13,845	15,727
Ryder System Inc.	2.500%	3/1/18	32,000	32,021
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,030
United Parcel Service Inc.	4.875%	11/15/40	9,890	11,838
				11,349,928
Utilities (4.4%)
Electric (4.0%)
Alabama Power Co.	5.200%	6/1/41	3,365	4,059
Alabama Power Co.	4.100%	1/15/42	5,595	5,873
Alabama Power Co.	3.750%	3/1/45	20,255	20,623
Ameren Illinois Co.	2.700%	9/1/22	58,000	58,164
Ameren Illinois Co.	3.700%	12/1/47	5,085	5,221
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,199
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	19,745
Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,917	44,153
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	12,884
Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,997
Commonwealth Edison Co.	4.350%	11/15/45	6,815	7,640
Commonwealth Edison Co.	3.650%	6/15/46	6,420	6,495

Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,108
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	67,900
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	35,458
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,862
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,854
Dominion Energy Inc.	2.962%	7/1/19	17,030	17,164
Dominion Energy Inc.	2.579%	7/1/20	12,040	12,034
Dominion Energy Inc.	4.450%	3/15/21	30,000	31,660
Dominion Energy Inc.	3.625%	12/1/24	23,850	24,602
DTE Energy Co.	3.800%	3/15/27	19,405	20,006
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	21,006
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,544
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,169
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	18,341
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,385
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,032
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,549
Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	17,713
Duke Energy Corp.	2.650%	9/1/26	17,480	16,713
Duke Energy Corp.	4.800%	12/15/45	37,600	43,726
Duke Energy Corp.	3.750%	9/1/46	14,740	14,577
Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,301
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,239
Duke Energy Progress LLC	4.200%	8/15/45	61,923	68,001
Entergy Corp.	2.950%	9/1/26	22,080	21,397
Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,036
Eversource Energy	4.500%	11/15/19	1,880	1,949
Eversource Energy	2.900%	10/1/24	25,155	24,926
Eversource Energy	3.150%	1/15/25	6,775	6,807
Florida Power & Light Co.	6.200%	6/1/36	12,452	16,856
Florida Power & Light Co.	5.950%	2/1/38	10,000	13,418
Florida Power & Light Co.	5.690%	3/1/40	4,994	6,621
Florida Power & Light Co.	5.250%	2/1/41	29,745	37,536
Florida Power & Light Co.	4.125%	2/1/42	20,000	22,044
Florida Power & Light Co.	3.700%	12/1/47	27,690	28,849
Fortis Inc.	3.055%	10/4/26	44,365	42,812
Georgia Power Co.	5.950%	2/1/39	30,476	38,663
Georgia Power Co.	5.400%	6/1/40	10,136	12,183
Georgia Power Co.	4.750%	9/1/40	16,105	17,858
Georgia Power Co.	4.300%	3/15/42	33,015	35,427
5 Massachusetts Electric Co.	5.900%	11/15/39	21,895	28,397
MidAmerican Energy Co.	5.750%	11/1/35	9,925	12,602
MidAmerican Energy Co.	4.250%	5/1/46	14,675	16,433
5 Monongahela Power Co.	4.100%	4/15/24	11,000	11,627
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,049
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,355	15,440
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	32,210	31,996
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	30,736
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	33,541
Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,514
Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,924
Oglethorpe Power Corp.	4.250%	4/1/46	20,029	20,016
Oglethorpe Power Corp.	5.250%	9/1/50	12,375	14,156
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,577

Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,673
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,745
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	14,020
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,769
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,752
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	43,950
Pacific Gas & Electric Co.	6.050%	3/1/34	11,915	14,925
Pacific Gas & Electric Co.	5.800%	3/1/37	37,201	46,539
Pacific Gas & Electric Co.	6.350%	2/15/38	2,435	3,211
Pacific Gas & Electric Co.	6.250%	3/1/39	2,470	3,257
Pacific Gas & Electric Co.	5.400%	1/15/40	60,935	73,614
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	34,877
Pacific Gas & Electric Co.	5.125%	11/15/43	7,020	8,229
Pacific Gas & Electric Co.	4.750%	2/15/44	2,090	2,328
Pacific Gas & Electric Co.	4.300%	3/15/45	2,045	2,133
5 Pacific Gas & Electric Co.	3.950%	12/1/47	2,120	2,107
PacifiCorp	2.950%	6/1/23	14,835	14,972
PacifiCorp	3.600%	4/1/24	20,000	20,905
PacifiCorp	3.350%	7/1/25	15,354	15,666
PacifiCorp	5.750%	4/1/37	14,188	18,272
Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,126
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,693
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,669
Progress Energy Inc.	3.150%	4/1/22	20,800	20,993
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,262
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	22,234
Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,749
South Carolina Electric & Gas Co.	5.300%	5/15/33	610	693
South Carolina Electric & Gas Co.	6.050%	1/15/38	23,085	28,709
South Carolina Electric & Gas Co.	5.450%	2/1/41	7,670	9,086
South Carolina Electric & Gas Co.	4.350%	2/1/42	32,530	34,053
South Carolina Electric & Gas Co.	4.600%	6/15/43	6,830	7,396
South Carolina Electric & Gas Co.	4.100%	6/15/46	11,210	11,430
South Carolina Electric & Gas Co.	4.500%	6/1/64	2,203	2,289
South Carolina Electric & Gas Co.	5.100%	6/1/65	25,065	28,580
Southern California Edison Co.	5.500%	8/15/18	31,730	32,410
Southern California Edison Co.	3.875%	6/1/21	24,860	25,859
Southern California Edison Co.	2.400%	2/1/22	8,270	8,192
Southern California Edison Co.	4.500%	9/1/40	5,150	5,783
Southern California Edison Co.	4.050%	3/15/42	15,788	16,945
Southern California Edison Co.	3.900%	3/15/43	8,085	8,507
Southern California Edison Co.	4.650%	10/1/43	13,305	15,578
Southern California Edison Co.	3.600%	2/1/45	8,160	8,197
Southern Co.	2.950%	7/1/23	44,985	44,726
Southwestern Electric Power Co.	2.750%	10/1/26	25,000	24,009
Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,877
Tampa Electric Co.	2.600%	9/15/22	20,205	19,988
Virginia Electric & Power Co.	3.500%	3/15/27	40,765	42,111
Virginia Electric & Power Co.	6.000%	5/15/37	9,435	12,395
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	17,641
Xcel Energy Inc.	3.350%	12/1/26	33,370	33,873

Natural Gas (0.3%)
5 Boston Gas Co.	3.150%	8/1/27	8,010	7,915
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,971
CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,910
5 KeySpan Gas East Corp.	2.742%	8/15/26	37,580	36,473

5	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,615
	NiSource Finance Corp.	6.250%	12/15/40	10,000	13,189
	Nisource Finance Corp.	5.250%	2/15/43	13,546	16,325
	NiSource Finance Corp.	4.800%	2/15/44	8,500	9,650
	Sempra Energy	2.850%	11/15/20	11,900	11,956
	Sempra Energy	2.875%	10/1/22	14,066	13,967
	Sempra Energy	6.000%	10/15/39	36,184	46,677
	Southern California Gas Co.	2.600%	6/15/26	28,885	28,019

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	20,040
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,735	16,099
					2,459,190
Total Corporate Bonds (Cost $22,134,546)					23,013,123
Sovereign Bonds (3.8%)
5	CDP Financial Inc.	4.400%	11/25/19	22,000	22,887
5	Electricite de France SA	4.600%	1/27/20	31,972	33,362
5	Electricite de France SA	4.875%	1/22/44	2,910	3,213
5	Electricite de France SA	4.950%	10/13/45	12,500	14,181
7	European Investment Bank	1.375%	1/15/18	49,550	66,940
	Export-Import Bank of Korea	1.750%	5/26/19	70,100	69,322
8	Japan Bank for International Cooperation	2.250%	2/24/20	53,298	53,166
8	Japan Bank for International Cooperation	2.125%	6/1/20	21,888	21,753
8	Japan Bank for International Cooperation	2.125%	7/21/20	40,500	40,197
9	Japan Treasury Discount Bill	0.000%	1/10/18	12,850,000	114,041
9	Japan Treasury Discount Bill	0.000%	1/15/18	13,351,000	118,489
9	Japan Treasury Discount Bill	0.000%	1/22/18	9,100,000	80,765
9	Japan Treasury Discount Bill	0.000%	2/19/18	9,330,000	82,819
9	Japan Treasury Discount Bill	0.000%	3/12/18	744,650	6,610
9	Japan Treasury Discount Bill	0.000%	3/12/18	7,520,000	66,755
9	Japan Treasury Discount Bill	0.000%	3/19/18	2,184,350	19,392
9	Japan Treasury Discount Bill	0.000%	3/26/18	11,000,000	97,668
10	Kingdom of Belgium Treasury Bill	0.000%	1/11/18	87,615	105,136
5	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	30,791
5	Kingdom of Saudi Arabia	2.875%	3/4/23	49,100	48,311
	Korea Development Bank	2.875%	8/22/18	16,410	16,452
	Korea Development Bank	2.500%	3/11/20	62,550	62,010
5	Kuwait	2.750%	3/20/22	4,315	4,306
5	Mexico City Airport Trust	5.500%	7/31/47	39,555	39,134
	Petroleos Mexicanos	5.500%	2/4/19	10,825	11,171
	Province of Ontario	4.400%	4/14/20	48,000	50,293
	Province of Ontario	2.500%	4/27/26	100,400	98,364
	Province of Quebec	2.500%	4/20/26	134,755	132,224
5	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	51,685	51,363
5	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	51,685	51,137
5	Sinopec Group Overseas Development 2016
	Ltd.	3.500%	5/3/26	28,000	28,192
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	31,520	31,488
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,558
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	62,871
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	29,174
5	State of Qatar	5.250%	1/20/20	53,470	56,151
5	State of Qatar	2.375%	6/2/21	55,255	54,221

Statoil ASA	2.250%	11/8/19	16,095	16,098
Statoil ASA	2.900%	11/8/20	22,450	22,764
Statoil ASA	2.750%	11/10/21	31,091	31,415
Statoil ASA	2.450%	1/17/23	10,840	10,751
Statoil ASA	2.650%	1/15/24	10,105	10,052
Statoil ASA	3.700%	3/1/24	20,035	21,032
Statoil ASA	3.250%	11/10/24	22,425	23,015
5 Temasek Financial I Ltd.	2.375%	1/23/23	39,070	38,601
United Mexican States	4.000%	10/2/23	11,250	11,782
United Mexican States	4.750%	3/8/44	13,870	14,007
Total Sovereign Bonds (Cost $2,109,625)				2,115,424
Taxable Municipal Bonds (3.1%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	27,625	40,811
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	28,955	45,744
California GO	5.700%	11/1/21	15,655	17,456
California GO	7.500%	4/1/34	5,845	8,655
California GO	7.550%	4/1/39	45,525	71,639
California GO	7.300%	10/1/39	4,460	6,654
California GO	7.350%	11/1/39	61,000	91,544
California GO	7.625%	3/1/40	4,825	7,548
California GO	7.600%	11/1/40	45,045	71,934
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,780
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	14,590	15,799
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	18,689
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,790	2,330
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	59,990	81,340
Chicago Transit Authority	6.899%	12/1/40	24,650	33,423
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	31,026
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,009
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	82,291
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	52,731	67,593
Houston TX GO	6.290%	3/1/32	21,385	25,222
Illinois GO	5.100%	6/1/33	45,890	45,814
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	21,449
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	44,540	50,759
Los Angeles CA Community College District
GO	6.750%	8/1/49	12,915	20,046
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	28,590	43,028
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	38,256
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	11,000	14,689
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	16,015
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,101
Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,186

	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	44,723
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,988
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,951
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	17,735
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	5,600	8,004
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,760
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	22,664
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	36,058
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	138,125	137,542
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	48,362
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	18,687
11	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,518
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	11,451
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	7,217
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	58,000	66,974
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	10,910	13,290
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,221
	Regents of the University of California
	Revenue	3.063%	7/1/25	49,360	49,897
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	6,175	8,315
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,748
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	20,485	29,043
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	18,160	25,546
	University of California Revenue	4.601%	5/15/31	19,390	21,551
	University of California Revenue	5.770%	5/15/43	23,675	30,966
	University of California Revenue	4.765%	5/15/44	4,740	5,130
	University of California Revenue	3.931%	5/15/45	18,275	18,976
	Utah GO	3.289%	7/1/20	21,900	22,481
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	29,459
12	Wisconsin GO	5.700%	5/1/26	9,000	10,322
Total Taxable Municipal Bonds (Cost $1,504,704)					1,752,409

				Shares
Common Stocks (38.5%)
Consumer Discretionary (1.6%)
	VF Corp.			3,855,369	285,297
	McDonald's Corp.			1,445,030	248,719
	Home Depot Inc.			1,179,910	223,628
	L Brands Inc.			2,915,125	175,549
					933,193

Consumer Staples (5.0%)
Philip Morris International Inc.	6,764,711	714,692
British American Tobacco plc	6,502,070	439,537
^ Unilever NV	6,946,915	391,250
PepsiCo Inc.	2,454,887	294,390
Coca-Cola Co.	6,222,489	285,488
Kraft Heinz Co.	2,918,966	226,979
Diageo plc ADR	1,188,274	173,524
Procter & Gamble Co.	1,426,797	131,094
Altria Group Inc.	1,815,284	129,629
		2,786,583
Energy (5.4%)
Chevron Corp.	4,127,191	516,683
Suncor Energy Inc.	12,802,763	470,117
Exxon Mobil Corp.	4,191,713	350,595
Occidental Petroleum Corp.	4,222,262	311,012
^ TransCanada Corp.	5,822,720	283,400
Schlumberger Ltd.	3,376,569	227,547
Phillips 66	2,239,601	226,536
Kinder Morgan Inc.	12,479,988	225,513
^ Canadian Natural Resources Ltd.	5,834,111	208,394
Marathon Petroleum Corp.	2,976,579	196,395
		3,016,192
Financials (5.2%)
JPMorgan Chase & Co.	9,002,123	962,687
Wells Fargo & Co.	10,567,706	641,143
MetLife Inc.	8,306,296	419,966
BlackRock Inc.	452,960	232,690
Travelers Cos. Inc.	1,701,573	230,802
BB&T Corp.	4,072,165	202,468
Thomson Reuters Corp.	2,416,796	105,348
Bank of Nova Scotia	1,576,524	101,733
		2,896,837
Health Care (5.4%)
Johnson & Johnson	5,036,201	703,658
Pfizer Inc.	16,643,687	602,834
Merck & Co. Inc.	7,388,372	415,744
Eli Lilly & Co.	3,609,210	304,834
Medtronic plc	3,384,637	273,309
Novartis AG	3,004,544	252,840
Roche Holding AG	969,585	245,165
Bristol-Myers Squibb Co.	3,560,060	218,161
		3,016,545
Industrials (3.1%)
Union Pacific Corp.	3,074,005	412,224
Eaton Corp. plc	4,244,918	335,391
Caterpillar Inc.	2,091,095	329,515
Lockheed Martin Corp.	584,514	187,658
General Electric Co.	10,749,802	187,584
3M Co.	748,171	176,097
United Parcel Service Inc. Class B	849,191	101,181
		1,729,650
Information Technology (5.8%)
Microsoft Corp.	13,972,110	1,195,174
Cisco Systems Inc.	17,885,853	685,028

Intel Corp.			12,861,383	593,681
Analog Devices Inc.			4,092,244	364,333
QUALCOMM Inc.			3,548,262	227,160
Maxim Integrated Products Inc.			3,780,285	197,633
				3,263,009
Materials (2.0%)
DowDuPont Inc.			7,579,584	539,818
International Paper Co.			3,892,006	225,503
Agrium Inc.			1,757,488	202,111
LyondellBasell Industries NV Class A			1,251,776	138,096
				1,105,528
Real Estate (0.4%)
Crown Castle International Corp.			1,963,960	218,019

Telecommunication Services (1.6%)
Verizon Communications Inc.			12,726,975	673,639
BCE Inc.			5,346,429	256,816
				930,455
Utilities (3.0%)
Dominion Energy Inc.			5,783,637	468,822
Eversource Energy			4,431,499	279,982
Duke Energy Corp.			3,048,070	256,373
NextEra Energy Inc.			1,509,040	235,697
Xcel Energy Inc.			3,624,322	174,366
Sempra Energy			1,584,799	169,447
Edison International			1,223,156	77,352
				1,662,039
Total Common Stocks (Cost $14,472,665)				21,558,050

	Coupon		Shares
Temporary Cash Investments (1.7%)
Money Market Fund (0.4%)
13,14 Vanguard Market Liquidity Fund	1.458%		1,849,463	184,965

			Face
		Maturity	Amount
		Date	($000)
Commercial Paper (0.4%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.382%	1/12/18	50,000	49,981
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.531%	1/18/18	25,000	24,985
15 DNB Bank ASA	1.292%	1/8/18	50,000	49,990
15 KFW	1.342%	1/8/18	100,000	99,980
				224,936
Repurchase Agreements (0.9%)
Bank of America Securities, LLC
(Dated 12/29/17, Repurchase Value
$120,819,000, collateralized by
Government National Mortgage Assn.,
2.250%-6.000%, 8/20/31-8/15/58, with a
value of $123,216,000)	1.410%	1/2/18	120,800	120,800

Deutsche Bank Securities, Inc.
(Dated 12/29/17, Repurchase Value
$77,812,000, collateralized by U.S.
Treasury Note/Bond 2.500%, 5/15/24, with
a value of $79,356,000)	1.410%	1/2/18	77,800	77,800
HSBC Bank USA
(Dated 12/29/17, Repurchase Value
$26,204,000, collateralized by U.S.
Treasury Note/Bond 1.875%-4.500%,
9/30/22-2/15/36, with a value of
$26,729,000)	1.360%	1/2/18	26,200	26,200
RBC Capital Markets LLC
(Dated 12/29/17, Repurchase Value
$265,441,000, collateralized by Federal
Home Loan Mortgage Corp., 2.500%-
8.000%, 8/1/27-12/1/47, Federal National
Mortgage Assn., 2.500%-5.500%, 5/1/18-
11/1/47, and Government National
Mortgage Assn., 2.500%-7.000%, 5/15/23-
12/20/47, with a value of $270,708,000)	1.380%	1/2/18	265,400	265,400
RBS Securities, Inc.
(Dated 12/29/17, Repurchase Value
$21,903,000, collateralized by U.S.
Treasury Note/Bond 0.625%, 4/30/18, with
a value of $22,342,000)	1.350%	1/2/18	21,900	21,900
				512,100
Total Temporary Cash Investments (Cost $921,987)				922,001
Total Investments (99.9%) (Cost $47,632,482)				55,911,366
Other Assets and Liabilities-Net (0.1%)14,16				60,822
Net Assets (100%)				55,972,188

* Adjustable-rate security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $173,328,000.
1 Securities with a value of $649,000 have been segregated as collateral for open forward currency contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $5,498,652,000, representing 9.8% of net assets.
6 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
7 Face amount denominated in British pounds.
8 Guaranteed by the Government of Japan.
9 Face amount denominated in Japanese yen.
10 Face amount denominated in euro.
11 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
14 Includes $184,961,000 of collateral received for securities on loan.

15 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
December 31, 2017, the aggregate value of these securities was $149,970,000, representing 0.3% of net assets.
16 Cash of $17,496,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	March 2018	(7,296)	(847,533)	4,705
10-Year U.S. Treasury Note	March 2018	(4,290)	(532,161)	2,428
Ultra Long U.S. Treasury Bond	March 2018	(2,226)	(373,203)	(2,093)
2-Year U.S. Treasury Note	March 2018	(513)	(109,838)	264
				5,304

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	3/12/18	JPY	744,650	USD	6,599	33
Citibank, N.A.	1/10/18	USD	114,227	JPY	12,850,000	124
Goldman Sachs International	3/26/18	USD	97,725	JPY	11,000,000	(337)
Bank of America, N.A.	2/20/18	USD	82,667	JPY	9,330,000	(342)
Goldman Sachs International	1/22/18	USD	81,413	JPY	9,100,000	560
Citibank, N.A.	1/16/18	USD	77,713	JPY	8,716,000	295
Credit Suisse International	3/12/18	USD	67,305	JPY	7,520,000	326
Citibank, N.A.	1/16/18	USD	66,806	GBP	49,550	(132)
Barclays Bank plc	1/11/18	USD	54,113	EUR	45,785	(860)
Citibank, N.A.	1/16/18	USD	40,915	JPY	4,635,000	(254)
UBS AG	1/11/18	USD	29,090	EUR	24,615	(466)
Goldman Sachs International	1/11/18	USD	20,299	EUR	17,215	(372)
UBS AG	3/19/18	USD	19,436	JPY	2,184,350	(28)

Wellesley Income Fund

UBS AG	3/12/18	USD	6,624	JPY	744,650	(8)
Goldman Sachs International	3/12/18	USD	6,611	JPY	744,650	(21)
						(1,482)
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

At December 31, 2017, the counterparties had deposited in segregated accounts securities with a value of $867,000 and cash of $300,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot

Wellesley Income Fund

be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,399,785	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,150,574	—

Wellesley Income Fund

Corporate Bonds	—	23,013,123	—
Sovereign Bonds	—	2,115,424	—
Taxable Municipal Bonds	—	1,752,409	—
Common Stocks	20,620,508	937,542	—
Temporary Cash Investments	184,965	737,036	—
Futures Contracts—Liabilities[1]	(2,561)	—	—
Forward Currency Contracts—Assets	—	1,338	—
Forward Currency Contracts—Liabilities	—	(2,820)	—
Total	20,802,812	35,104,411	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Wellesley Income Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

I. At December 31, 2017, the cost of investment securities for tax purposes was $47,690,943,000. Net unrealized appreciation of investment securities for tax purposes was $8,220,423,000, consisting of unrealized gains of $8,359,144,000 on securities that had risen in value since their purchase and $138,721,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.